SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On April 4, 2025, the Company issued 130,615,137 shares of common stock for a total consideration of $41,796.85

On April 14, 2025, the Company issued 179,014,375 shares of common stock for a total consideration of $42,963.45

On April 23, 2025, the Company issued 181,334,313 shares of common stock for a total consideration of $58,026.98

On May 1, 2025, the Company issued 188,280386 shares of common stock for a total consideration of $46,844,16

On May 9, 2025, the Company issued 225,384,480 shares of common stock for a total consideration of $43,273.82